--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

INVESTORS MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

We are pleased to provide you with the Investors Municipal Cash Fund semiannual report for the six-month period ended September 30, 1998.

Your fund's management greatly appreciates your decision to invest in Investors Municipal Cash Fund. During the period, the fund registered solid performance and achieved its objective of providing maximum current income consistent with stability of principal.

ECONOMIC REVIEW AND OUTLOOK
The log jam for Federal Funds set at 5.50% since March 1997 was broken on September 29th when the Fed lowered its trading target by 25 basis points. The predominant reasons were the much-publicized, adverse economic developments, which are reflected in our volatile stock market, the associated stresses placed on the credit worthiness of many of our financial institutions and the likelihood of a slowing pace of economic growth in the months ahead.

Our investment strategy still favors lengthening of the maturities in the portfolios. The reason is our expectation that the Fed will err on the side of ease until signs of financial stress abate and prospects for economic growth brighten.

Money market funds such as Investors Municipal Cash Fund offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

Frank J. Rachwalski
Frank Rachwalski
Vice President and Portfolio Manager

October 22, 1998

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and Vice President and Lead Portfolio Manager of Investors Municipal Cash Fund. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

PORTFOLIO RESULTS
Tax-Exempt New York Money Market Fund had a net annualized yield for the six months ended September 30, 1998 of 2.74% and a tax-equivalent yield of 4.85%.

Investors Pennsylvania Municipal Cash Fund had a net annualized yield for the six months ended September 30, 1998 of 2.75% and a tax-equivalent yield of 4.50%.

Investors Florida Municipal Cash Fund had a net annualized yield for the six months ended September 30, 1998 of 2.71% and a tax-equivalent yield of 4.31%.

Investors New Jersey Municipal Cash Fund had a net annualized yield for the six months ended September 30, 1998 of 2.49% and a tax-equivalent yield of 4.23%.

Investors Michigan Municipal Cash Fund had a net annualized yield for the period April 6, 1998 to September 30, 1998 of 2.87% and a tax-equivalent yield of 4.78%.

NOTES
Like all money funds, an investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Each fund's net annualized yield for the period ended September 30, 1998, is the annualized sum of the daily dividend rates for the period. Yields are historical and may not represent future yields, which will fluctuate.

For Tax-Exempt New York Money Market Fund, the tax-equivalent yield is based upon the fund's yield and a 43.5% combined Federal and State of New York and New York City marginal income tax rate. For Investors Pennsylvania Municipal Cash Fund, the tax-equivalent yield is based upon the fund's yield and a 38.9% combined Federal and State of Pennsylvania marginal income tax rate. Investors Florida Municipal Cash Fund's tax-equivalent yield is based upon the fund's yield and a 37.1% Federal income tax rate. For Investors New Jersey Municipal Cash Fund, the tax-equivalent yield is based upon the fund's yield and a 41.1% combined Federal and State of New Jersey marginal income tax rate. For Investors Michigan Municipal Cash Fund, the tax-equivalent yield is based upon the fund's yield and a 39.9% combined Federal and State of Michigan marginal income tax rate. Income may be subject to local taxes and for some investors, the alternative minimum tax for all funds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

Investors Municipal Cash Fund                                                 2
--------------------------------------------------------------------------------
TAX-EXEMPT NEW YORK MONEY MARKET FUND
Investments at September 30, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
(A)VARIABLE RATE DEMAND SECURITIES
New York State
  Energy Research and Development Authority:
    Brooklyn Union Gas Project
      3.40%                                        $  4,480
    Electric & Gas Corp. Project
      4.05%                                           1,900
    Niagara Mohawk Power Corp. Project
      4.12%                                          10,900
  Housing Finance Agency:
    East 84th Street
      3.45%                                           2,000
    Hospital for Special Surgery
      3.85%                                             960
    Normandie Court I
      3.30%                                           3,000
    Trackside Homes Phase III
      3.40%                                             195
    250 West 50th Street
      3.45%                                           1,500
  Job Development Authority
      3.32%                                           2,855
  Local Government Assistance Corp.
      3.25%                                           3,500
  Medical Care Facilities Finance Agency:
    Lenox Hill Hospital Project
      3.30%                                             600
    Pooled Equipment Loan Program
      3.70%                                             300
-----------------------------------------------------------
Babylon
  Industrial Development Agency:
    J. D'Addario Realty Co., Inc. Project
      3.70%                                           2,000
    Ogden Martin Systems Project
      3.30%                                           4,000
-----------------------------------------------------------
Franklin County
Industrial Development Agency
      4.45%                                           5,300
-----------------------------------------------------------


                                                     Value
Long Island
Power Authority
      4.10%                                        $  1,000
-----------------------------------------------------------
New York City
  General Obligation
      4.09%                                           9,400
  Health and Hospitals Corp.
      3.33%                                           5,900
  Housing Development Corp. :
    Columbus Gardens Project
      3.30%                                           3,800
    Industrial Development Agency
      3.85%                                           3,290
    100 Jane Street
      3.85%                                           3,400
    West 43rd Street
      3.35%                                             700
  Municipal Water Finance Authority
      4.15%                                           8,100
  Trust for Cultural Resources
      3.40%                                           1,500
-----------------------------------------------------------
Niagara County
Industrial Development Agency
      3.50%                                           4,000
-----------------------------------------------------------
St. Lawrence County
Industrial Development Agency
      3.40%                                             500
-----------------------------------------------------------
Puerto Rico
Government Development Bank
      3.13%                                           1,000
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--69.5%
(average maturity: 5 days)                           86,080
-----------------------------------------------------------

Investors Municipal Cash Fund                                                 3
-------------------------------------------------------------------------------




-------------------------------------------------------------------------------

                                                    Value
OTHER SECURITIES
New York State
  Bond Anticipation Notes
      3.50% - 3.55%, 11/9/98 - 11/13/98            $  6,500
  Dormitory Authority:
    Columbia University
      3.50% - 3.55%, 10/14/98 - 11/12/98              4,845
    Memorial Sloan-Kettering Cancer Center
      3.35% - 3.50%, 10/15/98 - 11/13/98              4,300
  General Obligation
      3.55% - 3.60%, 11/9/98 - 11/10/98               8,000
  Power Authority
      3.45% - 3.55%, 10/7/98 - 10/15/98               6,000
-----------------------------------------------------------
New York City
Municipal Water Finance Authority
      3.60%, 11/9/98                                  1,400
-----------------------------------------------------------
Long Island
Power Authority
      3.35% - 3.55%, 10/20/98 - 10/22/98              5,000
-----------------------------------------------------------

                                                    Value
Nassau County
Revenue Anticipation Notes
      3.60%, 4/13/99                               $  1,002
-----------------------------------------------------------

TOTAL OTHER SECURITIES--29.9%
(average maturity: 21 days)                          37,047
-----------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(average maturity: 14 days)                         123,127
-----------------------------------------------------------

CASH AND OTHER ASSETS,
LESS LIABILITIES--.6%                                   767
-----------------------------------------------------------

NET ASSETS--100%                                   $123,894
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Investors Municipal Cash Fund                                                4
-------------------------------------------------------------------------------
INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND
Investments at September 30, 1998 (unaudited)
(Value in thousands)

-------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
Pennsylvania Obligations
-----------------------------------------------------------
Pennsylvania State
  Higher Education Assistance Agency
      3.80%                                          $  100
  Higher Education Facilities Authority
      3.65%                                             100
-----------------------------------------------------------
Allegheny County
  Hospital Development Authority
      4.05%                                             100
  Industrial Development Authority
      4.05%                                             100
-----------------------------------------------------------
Chester County
Industrial Development Authority
      3.85%                                             100
-----------------------------------------------------------
Columbia County
Industrial Development Authority
      4.80%                                             100
-----------------------------------------------------------
Dallastown
Area School District
      4.10%                                             100
-----------------------------------------------------------
Dauphin County
General Authority
      4.10%                                             100
-----------------------------------------------------------
Delaware Valley
Regional Finance Authority
      3.50%                                             100
-----------------------------------------------------------
Emmaus
General Authority
      3.60%                                             100
-----------------------------------------------------------
Erie County
Hospital Authority
      4.05%                                             100
-----------------------------------------------------------
Gettysburg
Industrial Development Authority
      3.65%                                             100
-----------------------------------------------------------
Indiana County
Industrial Development Authority
      3.65%                                             100
-----------------------------------------------------------

                                                     Value
Lehigh County
Industrial Development Authority
      3.50%                                          $  100
-----------------------------------------------------------
Northumberland County
Foster Wheeler Mount Carmel Project
      4.05%                                              90
-----------------------------------------------------------
Philadelphia
Authority for Industrial Development
      4.90%                                             100
-----------------------------------------------------------
Quakertown
Hospital Authority
      3.75%                                             100
-----------------------------------------------------------
Schuylkill County
Industrial Development Authority
      3.55%                                             100
-----------------------------------------------------------
Washington County
Higher Education Pooled Equipment Leasing Program
      3.65%                                             100
-----------------------------------------------------------
York County
Industrial Development Authority
      3.90%                                             100
-----------------------------------------------------------
Other Obligations
-----------------------------------------------------------
Florida
St. Lucie County
Pollution Control Revenue
      3.80%                                             200
-----------------------------------------------------------
New York
  Long Island
  Power Authority
      4.10%                                             200
  New York City
  General Obligation
      4.25%                                             200
-----------------------------------------------------------
Texas
  Brazos River Authority
  Pollution Control Revenue
      4.25%                                             200
  Sabine River Authority
  Pollution Control Revenue
      4.20%                                             200
-----------------------------------------------------------

 Investors Municipal Cash Fund                                                 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Value
Puerto Rico
Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority
      3.20%                                          $  100
-----------------------------------------------------------
TOTAL VARIABLE RATE DEMAND
SECURITIES--95.4%
(average maturity: 5 days)                            3,090
-----------------------------------------------------------

OTHER SECURITIES
-----------------------------------------------------------
Pennsylvania State
General Obligation
      3.50%, 10/14/98                                   100
-----------------------------------------------------------
Allegheny County
Industrial Development Authority
      3.30%, 11/10/98                                   200
-----------------------------------------------------------
Carbon County
Industrial Development Authority
      3.60%, 11/13/98                                   600
-----------------------------------------------------------

                                                     Value
Montgomery County
Industrial Development Authority
      3.60%, 10/14/98                                $  100
-----------------------------------------------------------
Venango
Industrial Development Authority
      3.65%, 10/13/98                                   100
-----------------------------------------------------------

TOTAL OTHER SECURITIES--34.0%
(average maturity: 35 days)                           1,100
-----------------------------------------------------------

TOTAL INVESTMENTS--129.4%
(average maturity: 13 days)                           4,190
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(29.4)%                (954)
-----------------------------------------------------------

NET ASSETS--100%                                     $3,236
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Investors Municipal Cash Fund                                                 6

--------------------------------------------------------------------------------
INVESTORS FLORIDA MUNICIPAL CASH FUND
Investments at September 30, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
FLORIDA OBLIGATIONS
-----------------------------------------------------------
Florida State
Capital Projects Finance Authority
      3.60%                                          $  200
-----------------------------------------------------------
Alachua County
Industrial Development Authority
      3.35%                                             200
-----------------------------------------------------------
Broward County
Industrial Development Authority
      4.35%                                             200
-----------------------------------------------------------
Dade County
  Aviation Facilities
      3.50%                                             200
  Industrial Development Authority
    Dolphins Stadium Project
      3.50%                                             200
    Stephen Greene Project
      3.65%                                             285
-----------------------------------------------------------
Hillsborough County
  Industrial Development Authority
      3.60%                                             200
  Pollution Control Revenue
      3.90%                                             200
-----------------------------------------------------------
Jacksonville
Industrial Development Authority
      3.65%                                             200
-----------------------------------------------------------
Lake Wales
Medical Centers Revenue
      4.00%                                             200
-----------------------------------------------------------
Orlando
Republic Drive Interchange Project
      3.50%                                             200
-----------------------------------------------------------
St. Lucie County
Pollution Control Revenue
      3.80%                                             200
-----------------------------------------------------------

                                                     Value
OTHER OBLIGATIONS
-----------------------------------------------------------
New York
New York City
General Obligation
      4.25%                                          $  100
-----------------------------------------------------------
Puerto Rico
Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority
      3.20%                                             200
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--51.8%
(average maturity: 6 days)                            2,785
-----------------------------------------------------------

OTHER SECURITIES
Hillsborough County
Aviation Authority
      3.60%, 10/21/98                                   500
-----------------------------------------------------------
Jacksonville
Electric Authority
      3.40% - 3.50%, 11/12/98                           400
-----------------------------------------------------------
Orlando
Capital Improvement Revenue
      3.40% - 3.55%, 10/21/98 - 11/9/98                 200
-----------------------------------------------------------
Palm Beach County
Health Facilities Authority
      3.40%, 10/8/98                                    200
-----------------------------------------------------------
Sarasota County
Public Hospital District
      3.55%, 11/13/98                                   200
-----------------------------------------------------------
Sunshine State Governmental Financing Commission
      3.60%, 10/13/98                                   700
-----------------------------------------------------------

 Investors Municipal Cash Fund                                                 7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Value
West Orange
Memorial Hospital Tax District
      3.60%, 10/22/98                                $  200
-----------------------------------------------------------

TOTAL OTHER SECURITIES--44.6%
(average maturity: 24 days)                           2,400
-----------------------------------------------------------

TOTAL INVESTMENTS--96.4%
(average maturity: 14 days)                           5,185
-----------------------------------------------------------

CASH AND OTHER ASSETS, LESS LIABILITIES--3.6%           193
-----------------------------------------------------------

NET ASSETS--100%                                     $5,378
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Investors Municipal Cash Fund                                                 8

--------------------------------------------------------------------------------
INVESTORS NEW JERSEY MUNICIPAL CASH FUND
Investments at September 30, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
NEW JERSEY OBLIGATIONS
-----------------------------------------------------------
New Jersey State
  Economic Development Authority:
    El Dorado Terminals Co.
      3.90%                                          $  100
    Epitaxx Inc. Project
      4.63%                                             200
    Foreign Trade Zone Project
      4.10%                                             500
    Four H Properties, Inc. Project
      4.05%                                             200
    400 International Drive Partners
      4.10%                                             400
    General Motors Project
      3.10%                                             310
    Hoffmann - La Roche Inc., Project
      4.20%                                             200
    National Utility Investors Corp. Project
      3.90%                                             200
    Natural Gas Co. Project
      3.10%                                             200
    Public Service Electric and Gas Co.
      3.38%                                             200
    Stolthaven Project
      4.10%                                             600
    Thermal Energy Facilities Revenue
      3.30%                                             100
    United Water, Inc. Project
      4.00%                                             200
  Healthcare Facilities Financing Authority
      3.85%                                             300
  Sports and Exposition
      3.75%                                             200
  Turnpike Authority
      3.15%                                             300
-----------------------------------------------------------
Essex County
Improvement Authority
      3.10%                                             200
-----------------------------------------------------------
Somerset County
Pollution Control Revenue
      3.35%                                             200
-----------------------------------------------------------
Union County
Pollution Control Revenue
      3.87%                                             300
-----------------------------------------------------------
OTHER OBLIGATIONS
-----------------------------------------------------------
Florida
Hillsborough County
Industrial Development Authority
      4.25%                                             100
-----------------------------------------------------------

                                                     Value
Montana
Forsyth
Pollution Control Revenue
      4.20%                                          $  100
-----------------------------------------------------------
Texas
Sabine River Authority
Pollution Control Revenue
      4.20%                                             200
-----------------------------------------------------------
Puerto Rico
  Government Development Bank
      3.13%                                             100
  Industrial, Tourist, Educational, Medical and
  Environmental Control Facilities Financing
    Authority
      3.20%                                             300
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--80.5%
(average maturity: 4 days)                            5,710
-----------------------------------------------------------

OTHER SECURITIES
New Jersey State
  Building Authority Revenue
      3.46%, 6/15/99                                    202
  Economic Development Authority
      3.40%, 11/13/98                                   300
  Education Facilities Authority
      3.15%, 12/17/98                                   300
  Port Authority
      3.40%, 11/10/98 - 11/12/98                        315
-----------------------------------------------------------
Salem County
Pollution Control Revenue
      3.35%, 10/15/98                                   200
-----------------------------------------------------------

TOTAL OTHER SECURITIES--18.5%
(average maturity: 80 days)                           1,317
-----------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(average maturity: 18 days)                           7,027
-----------------------------------------------------------

CASH AND OTHER ASSETS, LESS LIABILITIES--1.0%            68
-----------------------------------------------------------

NET ASSETS--100%                                     $7,095
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Investors Municipal Cash Fund                                                 9

--------------------------------------------------------------------------------
INVESTORS MICHIGAN MUNICIPAL CASH FUND
Investments at September 30, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
-----------------------------------------------------------
Michigan State
  Hospital Finance Authority
      3.55%                                         $ 1,200
  Job Development Authority
    Gordon Food Service, Inc., Project
      4.00%                                           1,500
    Kentwood Residence
      3.40%                                           1,600
  Strategic Fund
    Alpha Technology Corp.
      4.65%                                           1,500
    Consumers Power Co. Project
      4.10%                                           1,400
    Continental Aluminum Project
      4.15%                                           1,300
    Creative Foam Corp. Project
      3.95%                                           1,200
    Detroit Edison Co.
      4.20%                                             900
    General Motors Corp. Project
      3.65%                                           1,600
    Hope Network, Inc. Project
      4.05%                                           1,000
    Thorn Apple Valley, Inc. Project
      4.10%                                           2,000
  Michigan State University General Revenue
      3.70%                                           1,600
  University of Michigan Hospitals
      4.00%                                             500
-----------------------------------------------------------
Bruce Township
Hospital Financial Authority
      3.80%                                           1,600
-----------------------------------------------------------
County of Wayne
Airport Revenue
      3.55%                                           1,300
-----------------------------------------------------------
Delta County
Economic Development Corp.
      4.10%                                           1,900
-----------------------------------------------------------
Farmington Hills
  Economic Development Corp.
    Brookfield Building Association
      4.00%                                           1,400
    Carrefour Corp.
      4.13%                                           1,000
-----------------------------------------------------------

                                                     Value
Genesee County
Economic Development Corp.
      3.95%                                         $ 1,000
-----------------------------------------------------------
Grand Rapids
Water Supply Revenue
      3.50%                                           2,600
-----------------------------------------------------------
Puerto Rico
  Government Development Bank
      3.13%                                           1,300
  Highway and Transportation Authority
      3.10%                                           1,300
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--86.8%
(average maturity: 6 days)                           30,700
-----------------------------------------------------------

OTHER SECURITIES
Michigan State
  Strategic Fund
      3.55%, 11/13/98 - 11/17/98                      3,100
  University Regents
      3.45%, 11/12/98                                 1,600
-----------------------------------------------------------

TOTAL OTHER SECURITIES--13.3%
(average maturity: 45 days)                           4,700
-----------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(average maturity: 11 days)                          35,400
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(.1)%                   (37)
-----------------------------------------------------------

NET ASSETS--100%                                    $35,363
-----------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days and are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at September 30, 1998.
See accompanying Notes to Financial Statements.

 Investors Municipal Cash Fund                                                10

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1998 (unaudited)
(in thousands)

--------------------------------------------------------------------------------

ASSETS                                              NEW YORK      PENNSYLVANIA      FLORIDA      NEW JERSEY      MICHIGAN
-------------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost                      $123,127         4,190           5,185          7,027         35,400
-------------------------------------------------------------------------------------------------------------------------
Cash                                                     504            --             176             49             --
-------------------------------------------------------------------------------------------------------------------------
Interest receivable                                      387            16              20             23            139
-------------------------------------------------------------------------------------------------------------------------
Reimbursement from Adviser                                --             4              --             --             --
-------------------------------------------------------------------------------------------------------------------------
    Total assets                                     124,018         4,210           5,381          7,099         35,539
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Cash overdraft                                            --           974              --             --            104
-------------------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                               10            --              --              3              3
-------------------------------------------------------------------------------------------------------------------------
  Management fee                                           4            --              --             --              5
-------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                               51            --               2              1             54
-------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                59            --               1             --             10
-------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                    124           974               3              4            176
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding         $123,894         3,236           5,378          7,095         35,363
-------------------------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                   123,894         3,236           5,378          7,095         35,363
-------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share         $1.00          1.00            1.00           1.00           1.00
-------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Investors Municipal Cash Fund                                                11

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six months ended September 30, 1998 (unaudited)
(in thousands)
--------------------------------------------------------------------------------

                                                 NEW YORK      PENNSYLVANIA      FLORIDA      NEW JERSEY      MICHIGAN(A)
                                                  -----------------------------------------------------------------------
INTEREST INCOME                                   $1,992            60             110           105              560
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                     123             4               7             7               34
-------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                          284             8              15            16               54
-------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
    expenses                                          63             2               6             5               11
-------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                             18            --               1             1                3
-------------------------------------------------------------------------------------------------------------------------
  Registration costs                                  23             6               5             6                8
-------------------------------------------------------------------------------------------------------------------------
  Professional fees                                    9             3               4             3               12
-------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                            32             1               1            --               13
-------------------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver             552            24              39            38              135
-------------------------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment
    manager                                         (101)           (9)            (12)          (10)             (19)
-------------------------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the Fund              451            15              27            28              116
-------------------------------------------------------------------------------------------------------------------------
Net investment income                             $1,541            45              83            77              444
-------------------------------------------------------------------------------------------------------------------------

(a) For the period from April 6, 1998 (commencement of operations) to September 30, 1998

 Investors Municipal Cash Fund                                                12

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
--------------------------------------------------------------------------------

                                                                        NEW YORK
                                                              -----------------------------
                                                                SIX MONTHS
                                                                  ENDED             YEAR
                                                              SEPTEMBER 30,        ENDED
                                                                   1998          MARCH 31,
                                                               (UNAUDITED)          1998
                                                              -----------------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                                           $   1,541            2,328
-------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income               (1,541)          (2,328)
-------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number of
shares are the same):
Shares sold                                                       355,110          389,412
-------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                          1,484            2,361
-------------------------------------------------------------------------------------------
                                                                  356,594          391,773
Shares redeemed                                                  (336,898)        (348,150)
-------------------------------------------------------------------------------------------
Net increase from capital share transactions and total
increase in net assets                                             19,696           43,623
-------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                               104,198           60,575
-------------------------------------------------------------------------------------------
End of period                                                   $ 123,894          104,198
-------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Investors Municipal Cash Fund                                                13

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                   PENNSYLVANIA                   FLORIDA                   NEW JERSEY           MICHIGAN
                           -------------------------------------------------------------------------------------------------
                            SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                               ENDED        MAY 21,        ENDED        MAY 22,        ENDED        MAY 23,     APRIL 6 TO
                           SEPTEMBER 30,    1997 TO    SEPTEMBER 30,    1997 TO    SEPTEMBER 30,    1997 TO    SEPTEMBER 30,
                               1998        MARCH 31,       1998        MARCH 31,       1998        MARCH 31,       1998
                            (UNAUDITED)      1998       (UNAUDITED)      1998       (UNAUDITED)      1998       (UNAUDITED)
                           -------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income         $    45            67            83           117            77            91           444
----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders
from net investment
income                            (45)          (67)          (83)         (117)          (77)          (91)         (444)
----------------------------------------------------------------------------------------------------------------------------
Capital share
transactions (dollar
amounts and number of
shares are the same):
Shares sold                     9,688        14,257        24,913        41,975        30,375        29,234        54,431
----------------------------------------------------------------------------------------------------------------------------
Shares issued in
reinvestment of dividends          41            66            72           111            59            89           440
----------------------------------------------------------------------------------------------------------------------------
                                9,729        14,323        24,985        42,086        30,434        29,323        54,871
Shares redeemed                (9,688)      (11,228)      (27,218)      (34,575)      (28,004)      (24,758)      (19,608)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
from capital share
transactions and total
increase (decrease) in
net assets                         41         3,095        (2,233)        7,511         2,430         4,565        35,263
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period             3,195           100         7,611           100         4,665           100           100
----------------------------------------------------------------------------------------------------------------------------
End of period                 $ 3,236         3,195         5,378         7,611         7,095         4,665        35,363
----------------------------------------------------------------------------------------------------------------------------

Investors Municipal Cash Fund                                                14

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Investors Municipal Cash Fund (the Trust) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering five series of shares. The Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the Funds) invest in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium on investments.

EXPENSES
Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Fund determines its net asset value per share at 11:00 a.m. and 3:00 p.m. Chicago time by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES
Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its income to its shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The Funds have a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pay a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of combined average daily net assets declining to .15% of combined average daily net assets in excess of $3 billion. During the period ended September 30, 1998, the Funds incurred management fees of $37,000, after an expense waiver by Scudder Kemper.

ZURICH/B.A.T MERGER
On September 7, 1998, Zurich Insurance Company (Zurich), majority owner of Scudder Kemper, entered into an agreement with B.A.T Industries p.l.c. (B.A.T) pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich

 Investors Municipal Cash Fund                                                15
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Financial Services. Upon consummation of the transaction, the Funds' investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board of Trustees of the Funds has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the former investment management agreement, except for the dates of execution and termination. The Board of Trustees of the Funds will seek shareholder approval of the new investment management agreement through a proxy solicitation that is currently scheduled to conclude in mid-December.

DISTRIBUTION AGREEMENT
The Funds have an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Funds pay KDI an annual fee of .50% of average daily net assets of each Fund, except for the Michigan Fund, which pays .35% of its average daily net assets. For the period ended September 30, 1998, the Funds incurred distribution fees of $364,000, after an expense waiver by Scudder Kemper. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts they maintain and service at an annual rate of .50% for each Fund, except for the Michigan Fund, for which it pays firms at an annual rate of .35%. During the period ended September 30, 1998, KDI paid fees of $362,000 to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Trust's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. Under the agreement, KSvC received shareholder services fees of $77,000 for the period ended September 30, 1998.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. During the period ended September 30, 1998, the Trust made no payments to its officers and incurred trustees' fees of $6,000 to independent trustees.

EXPENSE ABSORPTION
Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb operating expenses to the extent that such expenses exceed .75% of the average daily net assets of the Michigan Fund, .80% of the average daily net assets of the New York Fund and .90% of the average daily net assets of each of the Pennsylvania, Florida and New Jersey Funds. For the period ended September 30, 1998, Scudder Kemper waived and absorbed $151,000 of expenses.

 Investors Municipal Cash Fund                                                16

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                  ENDED
                                                              SEPTEMBER 30,           YEAR ENDED MARCH 31,
NEW YORK                                                          1998         1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $   1.00         1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                .01          .03       .03       .03       .02
-------------------------------------------------------------------------------------------------------------------
Less dividends declared                                              .01          .03       .03       .03       .02
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $   1.00         1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       1.38%        2.90      3.03      3.03      2.40
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE WAIVER
(ANNUALIZED):
Expenses                                                             .80%         .80       .44       .80       .80
-------------------------------------------------------------------------------------------------------------------
Net investment income                                               2.74%        2.83      2.96      2.95      2.44
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE WAIVER
(ANNUALIZED):
Expenses                                                             .98%         .98       .96      1.14      1.15
-------------------------------------------------------------------------------------------------------------------
Net investment income                                               2.56%        2.65      2.44      2.61      2.09
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                      $123,894      104,198    60,575    18,527    14,090
-------------------------------------------------------------------------------------------------------------------

                                            PENNSYLVANIA                     FLORIDA                       NEW JERSEY
                                    ----------------------------   ----------------------------   ----------------------------
                                     SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                        ENDED       MAY 21, 1997       ENDED       MAY 22, 1997       ENDED       MAY 23, 1997
                                    SEPTEMBER 30,   TO MARCH 31,   SEPTEMBER 30,   TO MARCH 31,   SEPTEMBER 30,   TO MARCH 31,
                                        1998            1998           1998            1998           1998            1998
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                                 $ 1.00           1.00            1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income                     .01            .02             .01            .02             .01            .02
------------------------------------------------------------------------------------------------------------------------------
Less dividends declared                   .01            .02             .01            .02             .01            .02
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $ 1.00           1.00            1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)            1.39%          2.42            1.36           2.41            1.26           2.22
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER
EXPENSE WAIVER (ANNUALIZED):
Expenses                                  .90%           .90             .90            .90             .90            .90
------------------------------------------------------------------------------------------------------------------------------
Net investment income                    2.74%          2.76            2.71           2.74            2.45           2.55
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
BEFORE EXPENSE WAIVER
(ANNUALIZED):
Expenses                                 1.42%          1.11            1.29            .99            1.22           1.12
------------------------------------------------------------------------------------------------------------------------------
Net investment income                    2.22%          2.55            2.32           2.65            2.13           2.33
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in
thousands)                             $3,236          3,195           5,378          7,611           7,095          4,665
------------------------------------------------------------------------------------------------------------------------------

                                       MICHIGAN
                                    --------------

                                      APRIL 6 TO
                                    SEPTEMBER 30,
                                         1998
-----------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                                    1.00
-----------------------------------------------
Net investment income                      .01
-----------------------------------------------
Less dividends declared                    .01
-----------------------------------------------
Net asset value, end of period            1.00
-----------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)             1.20
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER
EXPENSE WAIVER (ANNUALIZED):
Expenses                                   .75
-----------------------------------------------
Net investment income                     2.88
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
BEFORE EXPENSE WAIVER
(ANNUALIZED):
Expenses                                   .87
-----------------------------------------------
Net investment income                     2.76
-----------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in
thousands)                              35,363
-----------------------------------------------

Note: Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb certain expenses of the Funds. Data for the period ended September 30, 1998 is unaudited.

                                           Investors
                                           Municipal
                                           Cash Fund
                                           Semiannual
                                           Report
                                           September 30, 1998

PRINCIPAL UNDERWRITER:
KEMPER DISTRIBUTORS, INC.
222 S. Riverside Plaza,
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by an Investors Municipal Cash Fund prospectus.

IMCF-3  1059020 10/98    (LOGO)printed on recycled paper